UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 603
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     April 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $210,071 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778    12331   240133 SH       SOLE                   240133        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1307    11969 SH       SOLE                    11969        0        0
ISHARES TR                     S&P 500 INDEX    464287200    14600   109769 SH       SOLE                   109769        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2982    49632 SH       SOLE                    49632        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     5829   121035 SH       SOLE                   121035        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     9430   137327 SH       SOLE                   137327        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     8267   109676 SH       SOLE                   109676        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     8194    82398 SH       SOLE                    82398        0        0
ISHARES TR                     BARCLYS INTER CR 464288638    12241   116256 SH       SOLE                   116256        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      775    14577 SH       SOLE                    14577        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1152    21728 SH       SOLE                    21728        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    10039   174806 SH       SOLE                   174806        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      725    22957 SH       SOLE                    22957        0        0
SPDR SERIES TRUST              WELLS FG PFD ETF 78464a292      255     5578 SH       SOLE                     5578        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     8338   349880 SH       SOLE                   349880        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     5708    88361 SH       SOLE                    88361        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656    12271   227625 SH       SOLE                   227625        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672     1223    20921 SH       SOLE                    20921        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4307    53732 SH       SOLE                    53732        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      235     3466 SH       SOLE                     3466        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751     2019    25565 SH       SOLE                    25565        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2723    55619 SH       SOLE                    55619        0        0
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     4091   109643 SH       SOLE                   109643        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717x867      248     4784 SH       SOLE                     4784        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133     5787   252932 SH       SOLE                   252932        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     8355   156223 SH       SOLE                   156223        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     7079   115833 SH       SOLE                   115833        0        0
WISDOMTREE TRUST               LRGECP VALUE FD  97717W547     2523    58638 SH       SOLE                    58638        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    14735   267771 SH       SOLE                   267771        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    20367   346848 SH       SOLE                   346848        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760    12889   242962 SH       SOLE                   242962        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     9046   168184 SH       SOLE                   168184        0        0